Summary of Business and Significant Accounting Policies (Details) - Schedule of Trust Proceeds and PIPE net of transaction costs and other payments - USD ($) $ in Thousands			9 Months Ended
		Sep. 22, 2022	Mar. 31, 2023
Schedule of Trust Proceeds and PIPE net of transaction costs and other payments [Abstract]
Cash—Ventoux Trust and working capital cash			$ 9,584
Cash—PIPE investment		$ 55,400	55,400
Less: transaction costs and other payments	[1]		(15,144)
Total			$ 49,840

[1]	Amount reflects (1) the repayment of $1.9 million of Ventoux related party loans utilizing proceeds from Trust, (2) the payment of $7.8 million in Ventoux transaction costs related to the Merger, (3) the payment of $4.9 million in Legacy Presto transaction costs related to the Merger and (4) the payment of certain other costs not directly related to the Merger in the amount of $0.5 million. Legacy Presto also incurred $2.1 million in transaction costs which were paid via the issuance of 260,000 Company shares. Further in conjunction with the Merger, Legacy Presto incurred $3.2 million in transaction costs which were either paid prior to or after the Merger. As of March 31, 2023, all of the transaction costs incurred by Legacy Presto have been fully paid. Accordingly, in total Legacy Presto incurred transaction costs amounting to $10.4 million.